Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Cash flows from operating activities
Net loss	$ (50,900)	$ (85,433)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	33,641	32,029
Stock-based compensation	17,234	17,986
Foreign currency transaction loss (gain)	1,111	(8,792)
Share in net (profits) losses of associated companies	0	39,100
Unrealized Gain (Loss) on Investments	67	4,235
Acquisitions	(4,045)	862
Deferred income taxes, net and uncertain tax positions	5,714	460
Other non-cash items, net	(2,427)	849
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	(17,893)	953
Inventories	80	24,765
Other current assets and prepaid expenses	(4,970)	(7,582)
Other non-current assets	1,166	7,553
Accounts payable	4,661	(7,714)
Other current liabilities	7,740	(4,652)
Deferred revenues	(1,586)	408
Other non-current liabilities	(2,347)	(4,689)
Net cash provided by (used in) operating activities	(12,754)	10,338
Cash flows from investing activities
Cash paid for business combinations	0	(5,448)
Purchase of property and equipment	(10,978)	(15,487)
Investments in short-term bank deposits	(126,000)	(223,500)
Proceeds from Sale of Short-Term Investments	196,000	120,500
Investments in unconsolidated entities	(5,253)	(1,557)
Purchase of intangible assets	(1,742)	(4,389)
Other investing activities	(654)	(550)
Net cash used in investing activities	51,373	(130,431)
Cash flows from financing activities
Payment of contingent consideration	(2,979)	(951)
Proceeds from PIPE transaction, net of issuance costs	0	119,291
Other financing activities	461	(57)
Net cash provided by (used in) financing activities	(2,518)	118,283
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(7)	3,049
Net change in cash, cash equivalents and restricted cash	36,094	1,239
Cash, cash equivalents and restricted cash, beginning of year	95,356	71,076
Cash, cash equivalents and restricted cash, end of year	131,450	72,315
Non-cash investing and financing activities:
Transfer of inventories to fixed assets	2,092	3,236
Transfer of fixed assets to inventories	38	22
Issuance of ordinary shares under employee share purchase plan	2,743	2,598
Issuance of ordinary shares as part of Nexa3D Inc. transaction	500	3,135
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	130,719	71,470
Restricted cash included in other current assets	731	845
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$ 131,450	$ 72,315